Offerings	Feb. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 3,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 483.35
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded warrants to purchase common stock(3)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act. In accordance with Rule 457(i) under the Securities Act, no separate registration fee is required with respect to the pre-funded warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $$0.00001 per share, underlying pre-funded warrants(2)(4)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will be equal to the price per share at which shares are being sold to the public in this offering, minus $0.001 per share, which constitutes the pre-funded portion of the exercise price of the pre-funded warrants. The remaining unpaid exercise price of the pre-funded warrants will equal $0.001 per share (subject to adjustment as provided for therein). The proposed maximum aggregate offering price of the shares of common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering and vice versa. Accordingly, the proposed maximum aggregate offering price of the shares of common stock and pre-funded warrants is $3,500,000.